Cover	May 28, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 28, 2020
Entity File Number	001-37478
Entity Registrant Name	Natera, Inc.
Entity Central Index Key	0001604821
Entity Tax Identification Number	01-0894487
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Industrial Road
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	249-9090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NTRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false